LONG-TERM DEBT, NET (RMB Bonds) - Additional Information (Detail) $ in Thousands				12 Months Ended
	Mar. 11, 2013 USD ($)	Mar. 11, 2013 CNY (¥)	May 09, 2011 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 09, 2011 CNY (¥)
Long-Term Debt [Line Items]
Total long-term debt				$ 3,962,705	$ 3,902,781
Redemption of RMB Bonds in full				$ 70,205	$ 262,563	$ 1,667,969
RMB Bonds [Member] | Unsubordinated Bonds [Member]
Long-Term Debt [Line Items]
Total long-term debt			$ 353,278				¥ 2,300,000,000
Purchase price as percentage of principal			100.00%
Interest rate per annum			3.75%				3.75%
Maturity date				May 09, 2013
Redemption of RMB Bonds in full	$ 368,177	¥ 2,300,000,000
RMB Bonds [Member] | Extinguishment of Debt [Member] | Unsubordinated Bonds [Member]
Long-Term Debt [Line Items]
Unamortized deferred financing costs						$ 586